Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000169819 [Member] | Tri Continental Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000169819 [Member] | Cohen And Steers Infrastructure Fund Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000169819 [Member] | Gabelli Dividend And Income The Trust [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000169819 [Member] | BlackRock Science And Technology Trust [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000169819 [Member] | John Hancock Tax Advantaged Dividend Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000169819 [Member] | Eaton Vance Tax Advantaged Global Dividend Opportunities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169819 [Member] | Eaton Vance Tax Advantaged Global Dividend Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169819 [Member] | Eaton Vance Tax Advantaged Dividend Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000169819 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169819 [Member] | Invesco Variable Rate Investment Grade ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169819 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000169819 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000169819 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169819 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000169822 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%	[1]
C000169822 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000169822 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[1]
C000169822 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%	[1]
C000169822 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[1]
C000169822 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000169822 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000169822 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169822 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000178745 [Member] | Boeing The Co 7 01 05 01 64 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000178745 [Member] | U S Treasury Note 4 38 07 31 31 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000178745 [Member] | U S Treasury Bond 5 13 08 15 56 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000178745 [Member] | U S Treasury Note 4 13 10 31 29 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000178745 [Member] | U S Treasury Bond 4 88 08 15 45 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000178745 [Member] | U S Treasury Bond 4 63 11 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000178745 [Member] | U S Treasury Bond 5 00 05 15 56 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000178745 [Member] | U S Treasury Bond 4 63 11 15 45 [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000178745 [Member] | U S Treasury Note 4 63 08 15 36 [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000178745 [Member] | U S Treasury Note 4 38 05 15 36 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000178745 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000178745 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000178745 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[2]
C000178745 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%	[2]
C000178745 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[2]
C000178745 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[2]
C000178745 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[2]
C000178745 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%	[2]
C000200735 [Member] | U S Treasury Note 4 38 07 31 31 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000200735 [Member] | U S Treasury Bond 5 13 08 15 56 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000200735 [Member] | U S Treasury Bond 5 00 05 15 56 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000200735 [Member] | U S Treasury Bond 4 63 11 15 45 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000200735 [Member] | U S Treasury Note 4 63 08 15 36 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000200735 [Member] | U S Treasury Note 4 38 05 15 36 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000200735 [Member] | U S Treasury Note 4 25 07 31 28 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000200735 [Member] | U S Treasury Note, 4 00 05 31 28 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000200735 [Member] | U S Treasury Note 4 13 06 30 31 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000200735 [Member] | Federal National Mortgage Association BM7755 4 00 06 01 64 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000200735 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[3]
C000200735 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3]
C000200735 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[3]
C000200735 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[3]
C000200735 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[3]
C000200735 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%	[3]
C000200735 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[3]
C000200735 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000200735 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[3]
C000200735 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%	[3]
C000205110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000205110 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205110 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000205110 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000211017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000211017 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000211017 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211017 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
C000211017 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000211018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000211018 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000211018 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211018 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000211018 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000214901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214901 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214901 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000214901 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000214901 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000214903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214903 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214903 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000214903 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.00%
C000214903 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000215122 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000215122 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000215122 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000215122 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000215122 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000215122 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000215122 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000215122 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215122 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215122 [Member] | ExxonMobil Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215122 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000215122 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000215122 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000215122 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000215122 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000215122 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000215122 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000215122 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%
C000215122 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000215122 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000215123 [Member] | Matson Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215123 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215123 [Member] | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215123 [Member] | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215123 [Member] | Federated Hermes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215123 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215123 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215123 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215123 [Member] | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215123 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000215123 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000215123 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000215123 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000215123 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000215123 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000215123 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000215123 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000215123 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000215123 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000215123 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000215124 [Member] | Matson Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | Par Pacific Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215124 [Member] | Eton Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215124 [Member] | National HealthCare Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215124 [Member] | Ames National Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000215124 [Member] | Abercrombie And Fitch Co Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000215124 [Member] | Rigel Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000215124 [Member] | TrustCo Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000215124 [Member] | Teekay Tankers Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000215124 [Member] | Blue Bird Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000215124 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000215124 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000215124 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
C000215124 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000215124 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000215124 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000215124 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
C000215124 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000215124 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000215124 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000216581 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000216581 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000216581 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000216581 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000216581 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000216581 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000216581 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000216581 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000216581 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000216581 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000216581 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000216581 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000216581 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216581 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000216581 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000216581 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000216581 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000216581 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%
C000216581 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000216581 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217668 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217668 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000217668 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000217668 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000217670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217670 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217670 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000217670 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
C000217670 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C000218407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000218407 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000218407 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218407 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000218407 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000218409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000218409 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000218409 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218409 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
C000218409 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000218639 [Member] | Federal National Mortgage Association TBA 6 00 09 15 56 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000218639 [Member] | Federal Home Loan Mortgage Corporation Series 2026 470 Class JA 4 80 08 25 31 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000218639 [Member] | Federal National Mortgage Association STACR REMIC Trust Series 2022 DNA5 Class M2 10 39 06 25 42 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218639 [Member] | Connecticut Avenue Securities Trust Series 2021 R02 Class 2B2 9 84 11 25 41 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218639 [Member] | Federal Home Loan Mortgage Corporation Series 2026 459 Class GH 4 80 07 25 31 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218639 [Member] | Gracie Point International Funding LLC Series 2025 1A Class D 8 12 08 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218639 [Member] | Federal Home Loan Mortgage Corporation Series 2016 4639 Class HZ 3 25 04 15 53 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218639 [Member] | Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust Series 2025 1 Class YF 4 74 05 25 35 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218639 [Member] | Federal National Mortgage Association Series 2025 49 Class FA 4 44 06 25 55 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218639 [Member] | Federal National Mortgage Association Series 2015 32 Class PB 3 00 05 25 45 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218639 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[4]
C000218639 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[4]
C000218639 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[4]
C000218639 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[4]
C000218639 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[4]
C000218639 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[4]
C000218639 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[4]
C000218639 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[4]
C000218639 [Member] | Government And Agency [Member]
Holdings [Line Items]
Percent of Total Investments	54.20%	[4]
C000219511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000219511 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000219511 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000219511 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000219662 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219662 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219662 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
C000219662 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000219664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000219664 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000219664 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219664 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
C000219664 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000220038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000220038 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000220038 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220038 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000220038 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.50%)
C000220040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000220040 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000220040 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220040 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
C000220040 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000221308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000221308 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221308 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221308 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
C000221308 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000221311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000221311 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221311 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000221311 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.70%
C000221311 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000222135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222135 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000222135 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222135 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
C000222135 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000222137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222137 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000222137 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222137 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000222137 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000223224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223224 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223224 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223224 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000223224 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000223226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223226 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223226 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223226 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000223226 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000223312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223312 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223312 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223312 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.10%
C000223312 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000223318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223318 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223318 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223318 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
C000223318 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000224230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224230 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224230 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224230 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000224230 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000224232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224232 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224232 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.50%
C000224232 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000224383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224383 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000224383 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000224383 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000224911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224911 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224911 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224911 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.90%
C000224911 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.80%)
C000226050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226050 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226050 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226050 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.50%
C000226050 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.10%)
C000226051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226051 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226051 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226051 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.00%
C000226051 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.70%)
C000226054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226054 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226054 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226054 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.60%
C000226054 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.20%)
C000226055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226055 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226055 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226055 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.10%
C000226055 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000226537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226537 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226537 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226537 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
C000226537 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000226539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226539 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226539 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226539 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.70%
C000226539 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000227373 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000227373 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227373 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000227373 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000227373 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000227373 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000227373 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000227373 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000227373 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000227373 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000227373 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000227373 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000227373 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000227373 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000227373 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000227373 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000227373 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.50%
C000227373 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000227373 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000227615 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000227615 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227615 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000227615 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000227615 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000227615 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000227615 [Member] | Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000227615 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000227615 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227615 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000227615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000227615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000227615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	75.10%
C000227615 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000227832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227832 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000227832 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227832 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.00%
C000227832 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000227834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227834 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000227834 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227834 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000227834 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000230294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230294 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230294 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230294 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
C000230294 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000230296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230296 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230296 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230296 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000230296 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000230301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230301 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230301 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230301 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	118.10%
C000230301 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000230351 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230351 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230351 [Member] | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230351 [Member] | Strategy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230351 [Member] | Strive Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230351 [Member] | Galaxy Digital Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000230351 [Member] | Fidelity Wise Origin Bitcoin Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000230351 [Member] | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000230351 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000230351 [Member] | Metaplanet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000230351 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.40%
C000230351 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230351 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000230351 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%
C000230351 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000230440 [Member] | Twist Bioscience Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230440 [Member] | JFrog Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230440 [Member] | Xometry Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230440 [Member] | Travere Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230440 [Member] | Zeta Global Holdings Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230440 [Member] | FirstCash Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230440 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230440 [Member] | VSE Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230440 [Member] | Praxis Precision Medicines Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230440 [Member] | Protagonist Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230440 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230440 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000230440 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.90%
C000230440 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230440 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000230440 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230440 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000230440 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000230440 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230440 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000231328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231328 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000231328 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231328 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000231330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231330 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000231330 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231330 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236305 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000236305 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236305 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237796 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000237796 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237796 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	119.50%
C000237796 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.80%)
C000239915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000239915 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000239915 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000239915 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000239915 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000240186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240186 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000240186 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240186 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
C000240186 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000240568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240568 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240568 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000240892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240892 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000240892 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240892 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.60%
C000240892 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000241255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241255 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241255 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241255 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	129.40%
C000241255 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.10%)
C000241257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241257 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241257 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241257 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.50%
C000241257 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.10%)
C000241464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241464 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241464 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241464 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.00%
C000241464 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000241937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241937 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241937 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241937 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
C000241937 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000242927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242927 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242927 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242927 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000242927 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000242928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242928 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242928 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242928 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
C000242928 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000242929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242929 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242929 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
C000242929 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000242934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242934 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242934 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242934 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000242934 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000242935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242935 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242935 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242935 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.90%
C000242935 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000242936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242936 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242936 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000242936 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.90%
C000242936 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000242937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242937 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000242937 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000242937 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.70%
C000242937 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000243241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243241 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000243241 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000243241 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243421 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243421 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243421 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.70%
C000243421 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.80%)
C000243422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243422 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243422 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243422 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.50%
C000243422 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000244041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244041 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244041 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244041 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.90%
C000244041 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000244790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244790 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244790 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244790 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.20%
C000244790 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000244790 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245572 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245572 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245572 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.30%
C000245572 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.20%)
C000245573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245573 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245573 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000245573 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	118.80%
C000245573 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.50%)
C000245574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245574 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245574 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245574 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.80%
C000245574 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.30%)
C000245575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245575 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245575 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245575 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.00%
C000245575 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000245576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245576 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245576 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245576 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	122.40%
C000245576 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.80%)
C000245577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245577 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245577 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000245577 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	119.90%
C000245577 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.20%)
C000246128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246128 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246128 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000246128 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.60%
C000246128 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000246681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246681 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246681 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246681 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.50%
C000246681 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000246681 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000246916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246916 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246916 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000246916 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000246916 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
C000248689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248689 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248689 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248689 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.10%
C000248689 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.50%)
C000248689 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248798 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248798 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248798 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.60%
C000248798 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
C000248799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248799 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248799 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000248799 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.70%
C000248799 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.40%)
C000248800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248800 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248800 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000248800 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.70%
C000248800 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000248801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248801 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248801 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248801 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.20%
C000248801 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.60%)
C000248806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248806 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248806 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248806 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.30%
C000248806 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000248807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248807 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248807 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248807 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.90%
C000248807 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000248808 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248808 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248808 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248808 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.30%
C000248808 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000248809 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248809 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248809 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000248809 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.90%
C000248809 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000249954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000249954 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000249954 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000249954 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000249956 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000249956 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000249956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000250352 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000250352 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250352 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.60%
C000250352 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.30%)
C000250352 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000261390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261390 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000261390 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000261390 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	The ratings presented reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, a subsidiary of S&P Global Inc., Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the highest ratings are used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[2]	Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
[3]	Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
[4]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. If applicable, U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency." Credit ratings are subject to change.